Fair Value (Reconciliation Of Financial Instruments Classified As Level 3) (Details) - Derivative Financial Instruments, net Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 4,029	$ 6,095
Unrealized gain recognized in earnings		47
Unrealized gain recognized in earnings	46
Issuances	10,892	13,281
Settlements	(10,674)	(15,394)
Ending balance	$ 4,293	$ 4,029